PREPAID LAND LEASE PAYMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
PREPAID LAND LEASE PAYMENTS [Abstract]
Amortization of intangible assets	$ 168	¥ 1,090	¥ 3,610	¥ 2,801
Amortization of discontinued operations			¥ 2,532	¥ 2,531